INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
TAXES

The Company's income tax benefit associated with continuing operations for the three and six months ended June 30, 2013 and 2012 was:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Deferred tax benefit	43,566	6,858	48,420	9,150
Income tax benefit	$43,566	$6,858	$48,420	$9,150

We recognize deferred income taxes for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis and net operating loss and credit carryforwards. Income tax expense for the six months ended June 30, 2013 included a U. S. valuation allowance of $83.3 million and income tax benefit of $48.4 million for U.S. and Canada. The valuation allowance will continue to be recognized until the realization of future deferred tax benefits is more likely than not to be utilized. The Company files income tax returns in the U.S., various states and Canada. As of June 30, 2013, no adjustments have been proposed by any tax jurisdiction that would have a significant impact on the Company's liquidity, future results of operations or financial position.
On April 24, 2013, the Company sold all of its ownership interest in its wholly-owned subsidiary, Eagle Ford Hunter, to an affiliate of Penn Virginia, and recognized a book gain of $172.5 million.  However, taking into consideration the Company's 2013 capital expenditure budget, the Company expects to continue to realize losses on continuing operations for the remainder of 2013. Management believes it is more likely than not that the Company will not realize the benefit of net operating losses in 2013. The book income tax charge for the six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, the Company expects to pay an alternative minimum tax of $1.3 million related to the Eagle Ford Hunter sale.

INCOME TAXES

The total provision for income taxes applicable to continuing operations consists of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current income tax expense (benefit)
Various states	$—	$—	$—
Total current tax expense (benefit)	$—	$—	$—
Deferred income tax expense (benefit)
U.S. federal	(23,452)	(2,804)	—
Various states	(517)	(60)	—
Canada and various provinces	(8,227)	(123)	—
Total deferred tax expense (benefit)	$(32,196)	$(2,987)	$—
Total income tax expense (benefit)	$(32,196)	$(2,987)	$—

At December 31, 2012, the Company has available for U.S. federal income tax reporting purposes, net operating loss carry forwards ("NOL's") of approximately $473 million, (tax effected $178 million) which expire in varying amounts during the tax years 2018 through 2032. The Company has two (2) separate U.S. corporate filing entities. In addition, the Company files in various State taxing jurisdictions. The Company also has an NOL relating to the Canadian operations of approximately $58 million (tax effected $15 million ), which expire in varying amounts between years 2015 through 2032. The U.S. NOL above includes $20 million of deductions for excess stock-based compensation. The Company will recognize the NOL tax assets associated with excess stock-based compensation tax deductions only when all other components of the NOL tax assets have been fully utilized and a cash tax benefit is realized. Upon realization, the excess stock-based compensation deduction will reduce taxes payable and will be credited directly to equity.
Internal Revenue Code ("IRC") Section 382 imposes limitations on a corporation's ability to utilize its NOL carryforwards in the tax years following an "ownership change". For this purpose, an ownership change results from stock transactions that increase the ownership of certain existing and new stockholders in the corporation by more than 50 percentage points during the previous three-year testing period. Approximately $44 million ($16 million tax effected) of our NOL relates to corporate acquisitions and the utilization of that portion of the NOL is limited on an annual basis under section 382.
Canada Revenue Agency also provides limitations on the utilization of NOL's from acquired companies. Under applicable statutes, the Company believes approximately $15 million (tax effected $3.7 million) will be subject to limitations and will on a more likely than not basis never be utilized. The company maintains a full valuation allowance against the $15 million it believes will be limited under the statute.

At December 31, 2012, the Company was not under examination by any federal or state taxing juristiction, nor had the Company been contacted by any examining agency.

The Company has approximately $2.6 million (tax effected $1.0 million) of depletion carryover which has no expiration.

The Company has no unremitted earnings in Canada.
The Company has recorded a valuation allowance of $188 million (tax effected $69 million) against the net deferred tax assets of the Company at December 31, 2012. The Company is uncertain on a more likely than not basis that the NOL and other deferred tax assets will be utilized in the future. Management evaluated all available positive and negative evidence in making this assessment. The assessment included objectively verifiable information such as historical operating results, future projections of operating results, future reversals of existing taxable temporary differences and anticipated capital expenditures. Management placed a significant amount of weight on the historical results. The Company closed on the sale of Eagle Ford Shale properties in April 2013. While the Company anticipates the recognition of both book and taxable income from the transaction, given future projections of operating results for 2013 and the Company's capital expenditure budget for 2013, management believes it is not more likely than not that the Company will realize the benefit of NOL's in 2013. Further, because the transaction was a fundamental transaction of core assets for the Company, occurring subsequent to the year-end beyond the Company's original filing deadline for this annual report, management believes the availability of such evidence arising from the transaction is outside of the scope of evidence that should be considered in its assessment of the need for a valuation allowance at December 31, 2012.

The following is a reconciliation of the reported amount of income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2012, 2011, and 2010 to the amount of income tax expense that would result from applying domestic federal statutory tax rates to pretax income:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax expense (benefit) at statutory U.S. rate	$(56,831)	$(26,301)	$(5,520)
State income taxes	(3,708)	(4,641)	0
Effect of permanent differences	(555)	419	386
Foreign statutory tax rate differences	3,324	315	—
Tax effect of non-controlled	797	—	—
Other	7	—	—
Change in valuation allowance	24,770	27,221	5,134
Total continuing operations	(32,196)	(2,987)	0
Discontinued operations	10,601	2,291	—
Total tax expense (benefit)	$(21,595)	$(696)	$0

Income (loss) before income taxes was as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Domestic	$(155,367)	$(84,169)	$(22,812)
Foreign	(33,240)	(2,462)	—
Income (loss) from continuing operations	(188,607)	(86,631)	(22,812)
Income (loss) from discontinued operations	26,585	9,523	2,481
Gain on sale of discontinued operations	3,706	—	6,660
Loss before income tax	$(158,316)	$(77,108)	$(13,671)

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to the Company's deferred tax assets and liabilities are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss carry forwards	$193,310	$62,923	$21,520
Share-based compensation	7,950	10,247	3,091
Depletion carryforwards	997	972	972
Tax credits	53	26,340	—
Other	532	7,475	1,691
Deferred tax liabilities:
Property and equipment	(206,650)	(111,015)	(3,685)
Valuation allowances
Tax credits	(53)	(26,340)	—
Depletion carryforwards	(997)	(972)	—
Net operating losses	(69,400)	(51,523)	(23,589)
Other		$(13,406)
Net deferred tax	$(74,258)	$(95,299)	$—

Net deferred tax assets (liabilities) are allocated between current and non-current as follows:

	Year Ended December 31,
	2012	2011
	(in thousands)
Current deferred tax asset (liability)	$—	$—
Non-current deferred tax asset (liability)	(74,258)	(95,299)
Net deferred tax asset (liability) after valuation allowance	$(74,258)	$(95,299)

As of December 31, 2012 we provided for a liability of $3.9 million for unrecognized tax benefits related to various federal tax matters, which were netted against the Company's net operating loss. Settlement of the uncertain tax position is expected to occur in the next 12 months and will have no effect on income tax expense (benefit) given the Company's valuation allowance position. We have elected to classify interest and penalties related to uncertain income tax positions in income tax expense. As of December 31, 2012, we have accrued no amounts for potential payment of interest and penalties.

Following is a reconciliation of the total amounts of unrecognized tax benefits during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Unrecognized tax benefits at January 1	—	—	—
Change in unrecognized tax benefits taken during a prior period	—	—	—
Change in unrecognized tax benefits taken during the current period (netted against the US net operating loss)	3,879	—	—
Decreases in unrecognized tax benefits from settlements with taxing authorities	—	—	—
Reductions to unrecognized tax benefits from lapse of statutes of limitations	—	—	—
Unrecognized tax benefits at December 31	3,879	—	—